Fair Values of Assets and Liabilities - Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Market risk benefits	[1]	$ 1,015	$ 539
Other assets: derivative contracts		3,007	5,517
Separate account assets at NAV	[1]	70,876	92,238
Liabilities
Market risk benefits	[1]	2,118	3,440
Other liabilities: derivative contracts		2,731	4,180
RiverSource Life
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)	[1]	16,135	16,239
RiverSource Life | Corporate debt securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		8,706	9,638
RiverSource Life | Residential mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		2,959	2,250
RiverSource Life | Commercial mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		2,651	2,656
RiverSource Life | State and municipal obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		786	1,074
RiverSource Life | Asset backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		997	537
RiverSource Life | Foreign government bonds and obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		35	83
RiverSource Life | U.S. government and agency obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		1	1
RiverSource Life | Policyholder account balances, future policy benefits and claims embedded derivatives
Liabilities
Cumulative increase (decrease) in embedded derivatives due to nonperformance risk adjustment		(139)	(96)
RiverSource Life | Level 3 | Corporate debt securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		395	496
RiverSource Life | Level 3 | Asset backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		545	291
RiverSource Life | Level 3 | Fixed deferred indexed annuities ceded embedded derivatives
Assets
Receivables: embedded derivatives		48	59
RiverSource Life | Level 3 | Fixed deferred indexed annuities embedded derivatives
Liabilities
Liabilities embedded derivatives		44	56
RiverSource Life | Level 3 | IUL embedded derivatives
Liabilities
Liabilities embedded derivatives		739	905
RiverSource Life | Level 3 | Structured variable annuity embedded derivatives
Liabilities
Liabilities embedded derivatives, net		(137)	406
RiverSource Life | Recurring basis
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		16,135	16,239
Cash equivalents		2,592	3,176
Market risk benefits		1,015	539
Other assets: derivative contracts		3,007	5,517
Separate account assets at NAV		70,876	92,238
Total assets at fair value		93,673	117,768
Liabilities
Market risk benefits			3,440
Other liabilities: derivative contracts		2,731	4,180
Total liabilities at fair value		5,498	8,992
RiverSource Life | Recurring basis | Corporate debt securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		8,706	9,638
RiverSource Life | Recurring basis | Residential mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		2,959	2,250
RiverSource Life | Recurring basis | Commercial mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		2,651	2,656
RiverSource Life | Recurring basis | State and municipal obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		786	1,074
RiverSource Life | Recurring basis | Asset backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		997	537
RiverSource Life | Recurring basis | Foreign government bonds and obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		35	83
RiverSource Life | Recurring basis | U.S. government and agency obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		1	1
RiverSource Life | Recurring basis | Fixed deferred indexed annuities ceded embedded derivatives
Assets
Receivables: embedded derivatives		48	59
RiverSource Life | Recurring basis | Interest rate derivative contracts
Assets
Other assets: derivative contracts		267	1,252
Liabilities
Other liabilities: derivative contracts		355	468
RiverSource Life | Recurring basis | Equity derivative contracts
Assets
Other assets: derivative contracts		2,693	4,238
Liabilities
Other liabilities: derivative contracts		2,366	3,711
RiverSource Life | Recurring basis | Foreign exchange derivative contracts
Assets
Other assets: derivative contracts		34	18
Liabilities
Other liabilities: derivative contracts		10	1
RiverSource Life | Recurring basis | Credit derivative contracts
Assets
Other assets: derivative contracts		13	9
RiverSource Life | Recurring basis | Policyholder account balances, future policy benefits and claims embedded derivatives
Liabilities
Liabilities embedded derivatives, net		649	1,372
Market risk benefits		2,118
RiverSource Life | Recurring basis | Fixed deferred indexed annuities embedded derivatives
Liabilities
Liabilities embedded derivatives		47	61
RiverSource Life | Recurring basis | IUL embedded derivatives
Liabilities
Liabilities embedded derivatives		739	905
RiverSource Life | Recurring basis | Structured variable annuity embedded derivatives
Liabilities
Liabilities embedded derivatives, net		(137)	406
RiverSource Life | Recurring basis | Level 1
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		1	1
Cash equivalents		1,063	1,985
Market risk benefits		0	0
Other assets: derivative contracts		136	160
Total assets at fair value		1,200	2,146
Liabilities
Market risk benefits			0
Other liabilities: derivative contracts		148	103
Total liabilities at fair value		148	103
RiverSource Life | Recurring basis | Level 1 | Corporate debt securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 1 | Residential mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 1 | Commercial mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 1 | State and municipal obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 1 | Asset backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 1 | Foreign government bonds and obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 1 | U.S. government and agency obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		1	1
RiverSource Life | Recurring basis | Level 1 | Fixed deferred indexed annuities ceded embedded derivatives
Assets
Receivables: embedded derivatives		0	0
RiverSource Life | Recurring basis | Level 1 | Interest rate derivative contracts
Assets
Other assets: derivative contracts		7	1
Liabilities
Other liabilities: derivative contracts		4	1
RiverSource Life | Recurring basis | Level 1 | Equity derivative contracts
Assets
Other assets: derivative contracts		129	158
Liabilities
Other liabilities: derivative contracts		138	101
RiverSource Life | Recurring basis | Level 1 | Foreign exchange derivative contracts
Assets
Other assets: derivative contracts		0	1
Liabilities
Other liabilities: derivative contracts		6	1
RiverSource Life | Recurring basis | Level 1 | Credit derivative contracts
Assets
Other assets: derivative contracts		0	0
RiverSource Life | Recurring basis | Level 1 | Policyholder account balances, future policy benefits and claims embedded derivatives
Liabilities
Liabilities embedded derivatives, net		0	0
Market risk benefits		0
RiverSource Life | Recurring basis | Level 1 | Fixed deferred indexed annuities embedded derivatives
Liabilities
Liabilities embedded derivatives		0	0
RiverSource Life | Recurring basis | Level 1 | IUL embedded derivatives
Liabilities
Liabilities embedded derivatives		0	0
RiverSource Life | Recurring basis | Level 1 | Structured variable annuity embedded derivatives
Liabilities
Liabilities embedded derivatives, net		0	0
RiverSource Life | Recurring basis | Level 2
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		15,194	15,451
Cash equivalents		1,529	1,191
Market risk benefits		0	0
Other assets: derivative contracts		2,871	5,357
Total assets at fair value		19,594	21,999
Liabilities
Market risk benefits			0
Other liabilities: derivative contracts		2,583	4,077
Total liabilities at fair value		2,586	4,082
RiverSource Life | Recurring basis | Level 2 | Corporate debt securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		8,311	9,142
RiverSource Life | Recurring basis | Level 2 | Residential mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		2,959	2,250
RiverSource Life | Recurring basis | Level 2 | Commercial mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		2,651	2,656
RiverSource Life | Recurring basis | Level 2 | State and municipal obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		786	1,074
RiverSource Life | Recurring basis | Level 2 | Asset backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		452	246
RiverSource Life | Recurring basis | Level 2 | Foreign government bonds and obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		35	83
RiverSource Life | Recurring basis | Level 2 | U.S. government and agency obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 2 | Fixed deferred indexed annuities ceded embedded derivatives
Assets
Receivables: embedded derivatives		0	0
RiverSource Life | Recurring basis | Level 2 | Interest rate derivative contracts
Assets
Other assets: derivative contracts		260	1,251
Liabilities
Other liabilities: derivative contracts		351	467
RiverSource Life | Recurring basis | Level 2 | Equity derivative contracts
Assets
Other assets: derivative contracts		2,564	4,080
Liabilities
Other liabilities: derivative contracts		2,228	3,610
RiverSource Life | Recurring basis | Level 2 | Foreign exchange derivative contracts
Assets
Other assets: derivative contracts		34	17
Liabilities
Other liabilities: derivative contracts		4	0
RiverSource Life | Recurring basis | Level 2 | Credit derivative contracts
Assets
Other assets: derivative contracts		13	9
RiverSource Life | Recurring basis | Level 2 | Policyholder account balances, future policy benefits and claims embedded derivatives
Liabilities
Liabilities embedded derivatives, net		3	5
Market risk benefits		0
RiverSource Life | Recurring basis | Level 2 | Fixed deferred indexed annuities embedded derivatives
Liabilities
Liabilities embedded derivatives		3	5
RiverSource Life | Recurring basis | Level 2 | IUL embedded derivatives
Liabilities
Liabilities embedded derivatives		0	0
RiverSource Life | Recurring basis | Level 2 | Structured variable annuity embedded derivatives
Liabilities
Liabilities embedded derivatives, net		0	0
RiverSource Life | Recurring basis | Level 3
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		940	787
Cash equivalents		0	0
Market risk benefits		1,015	539
Other assets: derivative contracts		0	0
Total assets at fair value		2,003	1,385
Liabilities
Market risk benefits			3,440
Other liabilities: derivative contracts		0	0
Total liabilities at fair value		2,764	4,807
RiverSource Life | Recurring basis | Level 3 | Corporate debt securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		395	496
RiverSource Life | Recurring basis | Level 3 | Residential mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 3 | Commercial mortgage backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 3 | State and municipal obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 3 | Asset backed securities
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		545	291
RiverSource Life | Recurring basis | Level 3 | Foreign government bonds and obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 3 | U.S. government and agency obligations
Assets
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		0	0
RiverSource Life | Recurring basis | Level 3 | Fixed deferred indexed annuities ceded embedded derivatives
Assets
Receivables: embedded derivatives		48	59
RiverSource Life | Recurring basis | Level 3 | Interest rate derivative contracts
Assets
Other assets: derivative contracts		0	0
Liabilities
Other liabilities: derivative contracts		0	0
RiverSource Life | Recurring basis | Level 3 | Equity derivative contracts
Assets
Other assets: derivative contracts		0	0
Liabilities
Other liabilities: derivative contracts		0	0
RiverSource Life | Recurring basis | Level 3 | Foreign exchange derivative contracts
Assets
Other assets: derivative contracts		0	0
Liabilities
Other liabilities: derivative contracts		0	0
RiverSource Life | Recurring basis | Level 3 | Credit derivative contracts
Assets
Other assets: derivative contracts		0	0
RiverSource Life | Recurring basis | Level 3 | Policyholder account balances, future policy benefits and claims embedded derivatives
Liabilities
Liabilities embedded derivatives, net		646	1,367
Market risk benefits		2,118
RiverSource Life | Recurring basis | Level 3 | Fixed deferred indexed annuities embedded derivatives
Liabilities
Liabilities embedded derivatives		44	56
RiverSource Life | Recurring basis | Level 3 | IUL embedded derivatives
Liabilities
Liabilities embedded derivatives		739	905
RiverSource Life | Recurring basis | Level 3 | Structured variable annuity embedded derivatives
Liabilities
Liabilities embedded derivatives, net		$ (137)	$ 406

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.